INVESTMENTS IN ASSOCIATES - PRINCIPAL ASSOCIATES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	[1]
Disclosure of associates [line items]
Paid-in capital	¥ 7,083,537,000	¥ 7,083,537,000	¥ 7,083,537,000	$ 1,111,562
Significant contingent liabilities relating to the Group's interest in the associates	¥ 0
Guangzhou Tiecheng Enterprise Company Limited (Tiecheng) [member]
Disclosure of associates [line items]
Percentage of equity interest attributable to the Company	49.00%	49.00%	49.00%
Paid-in capital	¥ 343,050,000
Shenzhen Guangzhou Railway Civil Engineering Company (Shentu) [member]
Disclosure of associates [line items]
Percentage of equity interest attributable to the Company	24.42%	49.00%	49.00%
Paid-in capital	¥ 206,670,000

[1]	Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.3726, the certified exchange rates for December 30, 2021 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 30, 2021 or on any other date.